INCOME TAX (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INCOME TAX
Schedule of Company's net deferred tax assets

Significant components of the Company’s deferred income tax liability at March 31 are as follows:

	2021	2020
	$	$
Deferred tax assets:
Net operating loss carryforward	785,902	481,360
Fair value of swaps	1,046,459	1,718,059
Compensation	44,375	20,682
Charitable contributions	8,951	—
Unrealized foreign exchange losses	51,924	—
Total deferred tax assets	1,937,611	2,220,101
Deferred tax liabilities:
Fixed assets and leasehold improvements	(44,393)	(72,006)
Intangible assets	(21,628,755)	(18,563,334)
Deferred charges	—	—
Total deferred tax liabilities	(21,673,148)	(18,635,340)
Net deferred tax liabilities	(19,735,537)	(16,415,239)

	December 31,	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforward	$17,142	$257
Unrealized gain on marketable securities	(1,389)	—
Startup and organizational costs	6,215	—
Total deferred tax assets	21,968	257
Valuation Allowance	(21,968)	(257)
Deferred tax assets	$—	$—

Schedule of components of income tax provision (benefit)

	December 31,	December 31,
	2020	2019
Federal
Current	$—	$—
Deferred	(21,711)	(257)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	21,711	257
Income tax provision	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate (benefit)

A reconciliation of the statutory tax rate to the effective rate is as follows for the fiscal years ended March 31:

	2021	2020
Federal income tax statutory rate	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	1.7%	1.4%
Foreign subsidiary earnings	2.1%	0.4%
Return to provision adjustments	(4.9)%	(1.5)%
Impact of change in tax rates	0.3%	8.2%
Other, net	(1.0)%	0.1%
Effective income tax rate	19.2%	29.6%

	December 31,	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Meals and entertainment	0.0%	0.0%
Valuation allowance	(21.0)	(21.0)
Income tax provision	0.0%	0.0%